Business Combination - Reconciliation of Business Elements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reverse Recapitalization [Abstract]
Cash proceeds from recapitalization	$ 276,210	$ 0
Add: accrued interest receivable	44
Add: advance to Legacy Oklo	1,830
Add: prepaid expenses	4
Less: transaction costs and advisor fees paid	(14,662)
Less: advisor fees for Earnout Shares	(1,906)
Cash and other assets acquired from the Business Combination	261,520
Less: accounts payable	(12)
Less: accrued expenses	(45)
Less: excise tax payable	(2,159)
Less: income taxes payable	(349)
Net assets from the Business Combination recorded on the consolidated stockholders' equity (deficit)	$ 258,955